Pilot plant	12 Months Ended
Jun. 30, 2022
Pilot plant
Pilot plant
8.	Pilot plant

On May 9, 2020, the Company commenced full-time operation of its LiSTR pilot plant, located at LANXESS’ south plant facility in El Dorado, Arkansas. The pilot plant is the culmination of over three years of research and development activities by the Company and its partners. The pilot plant is a bespoke DLE (Direct Lithium Extraction) plant, designed to extract lithium directly and continuously from Smackover Formation brines. The plant is designed to process up to 50 USGPM of brine, extract the lithium, and produce a high quality, concentrated lithium chloride intermediate product.

The pilot plant is being amortised on a straight-line basis over its estimated useful life of 2 years and has an estimated salvage value of $640,000 (US$500,000) at the end of its estimated useful life.

8.	Pilot plant - continued

As at June 30, 2022, the carrying value of the pilot plant is summarized as follows:

$
Balance at June 30, 2019	—
Costs transferred from asset under construction	25,964,026
Decommissioning provision	136,280
Amortisation	(3,722,862)
Balance at June 30, 2020	22,377,444
Additions	2,764,138
Amortisation	(11,360,466)
Effect of movement in foreign exchange rates	(1,442,375)
Balance at June 30, 2021	12,338,741
Additions	1,929,020
Amortisation	(13,355,544)
Effect of movement in foreign exchange rates	72,840
Balance at June 30, 2022	985,057

Pilot plant operations costs are comprised of the following:

	2022	2021

Internet	$11,013	$11,156
Personnel	4,140,968	3,073,256
Reagents	2,077,470	527,786
Repairs and maintenance	644,203	71,384
Supplies	864,412	82,435
Test work	1,191,026	371,335
Office trailer rental	31,957	28,051
Utilities	946,424	430,753
Total pilot plant operations costs	$9,907,473	$4,596,156